Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 25, 2020	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Investments in associates and joint ventures				$ 9,068,462	$ 10,546,728	$ 14,110,752
Investment in intangible assets and goodwill				$ 43,328,954	$ 43,063,516
UHI
Investments in associates and joint ventures
Ownership interest in associate	36.00%			10.00%	10.00%
Investments in associates and joint ventures				$ 8,189,662	$ 8,285,286
OCEN and subsidiaries
Investments in associates and joint ventures
Investments in associates and joint ventures					1,385,622
Other
Investments in associates and joint ventures
Investments in associates and joint ventures				$ 115,161	111,603
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Investments in associates and joint ventures
Ownership interest in joint venture				33.30%
Investments in associates and joint ventures				$ 567,165	568,327
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture		50.00%	50.00%	50.00%
Investments in associates and joint ventures				$ 196,474	195,890
Fair value of total consideration		$ 81,749
Investment in intangible assets and goodwill				$ 113,837	$ 113,837